UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578
Washington, DC 20549	Expires: February 28, 2006
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21601

Registrant Name: PIMCO Floating Rate Strategy Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 8/31/2006

Date of Reporting Period: 11/30/2005

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Floating Rate Strategy Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount
(000)		Value*

SENIOR LOANS (a)(b)(c)—72.1%
Aerospace—0.9%
$6,757	K & F Industries, Inc., 6.45%, 11/18/12, Term B	$6,836,924
	Standard Aero Holdings, Inc.,
722	6.223%, 8/24/12	719,514
4,667	6.223%, 8/24/12 (e)	4,649,166
278	6.44%, 8/30/12, Term B	276,736

		12,482,340

Apparel & Textiles—0.2%
	Simmons Co.,
2,458	5.75%, 12/19/11, Term C	2,488,359
295	6.438%, 12/19/11, Term C	298,508
158	8.50%, 12/19/11, Term C	160,365

		2,947,232

Automotive—0.7%
2,000	Dura Operating Corp., 7.614%, 4/28/11	2,007,500
	Visteon Corp.,
95	7.90%, 6/25/07	95,877
220	8.14%, 6/25/07	222,237
878	8.153%, 6/25/07	885,818
95	8.154%, 6/25/07	95,766
372	8.394%, 6/25/07	375,200
352	8.54%, 6/25/07	354,526
244	8.55%, 6/25/07	246,449
333	8.553%, 6/25/07	335,840
1,389	8.558%, 6/25/07	1,400,675
368	8.61%, 6/25/07	371,252
63	8.716%, 6/25/07	63,191
1,395	8.85%, 6/25/07	1,406,524
468	8.871%, 6/25/07	472,019
638	9.03%, 6/25/07	643,316
128	9.08%, 6/25/07	128,663

		9,104,853

Automotive Products—5.3%
9,282	Affinia Group, 6.40%, 11/30/11, Term B	9,214,372
	Cooper Standard Automotive, Inc.,
3,982	6.063%, 12/31/11, Term B	3,992,540
6,406	6.063%, 12/31/11, Term C	6,422,781
	Delphi Corp.,
1,500	10/8/07, Term A (f)	1,521,874
6,743	12.50%, 6/14/11, Term 3.1	7,020,144
6,000	Federal-Mogul Corp., 11/23/06, Term B (f)	6,004,998
	Goodyear Tire & Rubber Co.,
8,500	7.06%, 4/30/10, Term A	8,551,357
2,000	7.06%, 4/30/10, Term A (e)	2,012,084
2,000	7.81%, 4/1/11	2,016,428
906	Plastech Engineered Products, Inc., 5.77%, 2/12/10, Term B	846,352
6,175	Polypore, Inc., 6.47%, 11/12/11, Term B	6,186,073
	Tenneco Automotive, Inc.,
534	6.339%, 12/12/10, Term B	543,769
1,217	6.63%, 12/12/10, Term B	1,237,859
2,000	6.63%, 12/12/10, Term B (e)	2,034,750

PIMCO Floating Rate Strategy Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount
(000)		Value*

Automotive Products—(continued)
	TRW Automotive, Inc.,
$4,456	5.25%, 6/30/12, Term B	$4,478,582
5,955	6.00%, 10/31/10, Term E	5,979,564
2,746	VWR International, Inc., 6.69%, 4/7/11, Term B	2,785,474

		70,849,001

Banking—0.6%
	Aster 2 S.A.,
€ 2,800	4.722%, 9/19/13, Term B	3,299,411
$2,137	6.765%, 9/19/13, Term B	2,136,319
2,214	7.265%, 9/19/14, Term C	2,212,981

		7,648,711

Building/Construction—1.5%
	Masonite International Corp.,
81	5.49%, 4/6/13, Term B	80,831
4,889	5.66%, 4/6/13, Term B	4,860,423
81	6.02%, 4/6/13, Term B	80,969
4,898	6.206%, 4/6/13, Term B	4,868,704
9,381	Nortek, Inc., 6.02%, 8/27/11	9,480,926

		19,371,853

Chemicals—5.8%
	Basell NV,
€ 2,500	9/15/14, Term C (e)	2,983,299
€ 2,595	9/15/14, Term C (f)	3,096,759
€ 4,500	4.74%, 9/15/13, Term B	5,350,707
$6,000	Brenntag AG, 6.81%, 2/27/12, Term B2	6,019,002
10,335	Celanese AG, 6.313%, 4/6/11, Term B	10,427,911
	Chart Industries,
167	6.188%, 10/14/12, Term B	168,906
167	6.375%, 10/14/12, Term B	168,906
3,666	6.625%, 10/14/12, Term B	3,715,939
2,000	6.625%, 10/14/12, Term B (e)	2,026,876
	Cognis BV,
1,000	6.371%, 5/12/12, Term B1	1,011,563
3,000	6.371%, 5/12/12, Term B1 (e)	3,034,689
€ 3,500	Cognis Deutschland GMBH, 4.356%, 5/12/11, Term A	4,141,801
	Hercules, Inc.,
$66	5.770%, 10/8/10, Term B	67,259
1,311	5.86%, 10/8/10, Term B	1,327,479
5,060	Huntsman International LLC, 5.89%, 8/10/12	5,087,116
	Innophos, Inc.,
1,208	6.18%, 8/15/11, Term B	1,222,780
2,582	6.47%, 8/15/11, Term B	2,613,014
	KRATON Polymers Group LLC,
1,143	6.188%, 12/2/09	1,158,419
2,591	6.50%, 12/23/10	2,626,796
450	6.625%, 12/2/09	455,958
81	7.00%, 12/2/09	82,087
7,925	Lyondell-CITGO Refining L.P., 6.191%, 5/21/07, Term B	8,043,646
	Nalco Co.,
3,590	5.66%, 11/4/10, Term B	3,643,591
2,442	5.87%, 11/1/10, Term B	2,478,942
2,768	5.96%, 11/1/10, Term B	2,809,467

PIMCO Floating Rate Strategy Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount
(000)		Value*

Chemicals—(continued)
	Niagara Holdings, Inc.,
$2,739	6.063%, 2/11/12, Term B	$2,759,923
246	6.313%, 2/11/12, Term B	248,399

		76,771,234

Commercial Products—0.9%
2,113	Alliance Laundry Holdings LLC, 6.34%, 1/27/12, Term B	2,144,892
	Rexel S.A.,
2,000	1/20/13, Term B (f)	2,004,730
2,000	6.85%, 4/10/14, Term C	2,013,250
	Sigmakalon,
€ 2,500	4.875%, 9/19/12, Term B	2,956,587
€ 2,500	5.375%, 9/19/13, Term C	2,967,640

		12,087,099

Computer Services—0.9%
	SunGard Data Systems, Inc.,
$30	6.68%, 1/22/13, Term B	30,240
11,940	6.81%, 1/22/13	12,035,652

		12,065,892

Computer Software—0.7%
	Spectrum Brands Corp.,
974	5.92%, 2/7/12, Term B	980,552
325	6.06%, 2/7/12, Term B	326,850
1,298	6.33%, 2/6/12, Term B	1,307,402
328	6.53%, 2/6/12, Term B	330,482
6,738	UGS Corp., 6.22%, 3/31/12, Term B	6,821,891

		9,767,177

Consumer Products—2.0%
	Eastman Kodak Co.,
877	6.32%, 10/14/12, Term B	876,629
351	6.409%, 10/14/12, Term B	350,651
877	6.424%, 10/14/12, Term B	876,629
877	6.55%, 10/14/12, Term B	876,629
2,281	6.61%, 10/14/12, Term B	2,279,235
10,421	Jarden Corp., 6.020%, 1/24/12, Term B	10,505,937
	Rayovac Corp.,
587	6.02%, 2/6/12, Term B	591,515
470	6.09%, 2/7/12, Term B	473,328
3,571	6.11%, 2/6/12, Term B	3,595,356
909	6.31%, 2/7/12, Term B	915,181
	Revlon, Inc.,
1,513	9.92%, 7/31/10, Term 123	1,560,475
756	9.98%, 7/9/10, Term 1.1	780,237
1,513	10.11%, 7/31/10, Term A29	1,560,475
1,513	10.33%, 7/31/10	1,560,475

		26,802,752

Containers—3.3%
	Graham Packaging Co.,
2,760	6.375%, 10/7/11, Term B	2,799,543
25	6.563%, 9/15/11, Term B	25,371
7,144	6.625%, 9/15/11, Term B	7,247,317
7,378	Horizon Lines LLC, 6.52%, 7/7/11	7,477,566
	Intertape Polymer Group, Inc.,
2,583	6.084%, 7/28/11, Term B	2,620,229

PIMCO Floating Rate Strategy Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount
(000)		Value*

Containers—(continued)
$436	6.34%, 7/28/11, Term B	$442,606
436	6.38%, 7/28/11, Term B	442,606
	Solo Cup Co.,
4,485	6.02%, 2/27/11, Term B	4,517,163
4,653	6.72%, 2/27/11, Term B	4,685,696
	Smurfit-Stone Containers,
1,528	3.616%, 11/1/10	1,546,649
2,792	5.875%, 11/1/10, Term B	2,825,754
2,505	5.875%, 11/1/11, Term C	2,535,944
1,793	6.313%, 11/1/10, Term B	1,814,957
1,225	6.313%, 11/1/10, Term C	1,239,442
4,420	6.438%, 11/1/11, Term B	4,474,111

		44,694,954

Containers & Packaging—0.3%
	Kappa Jefferson, (f)(g)
2,250	11/29/13, Term B	2,245,407
2,250	11/29/14, Term C	2,245,406

		4,490,813

Diversified Manufacturing—0.6%
5,000	Invensys PLC, 8.529%, 12/30/09	5,125,000
	Linpac Mouldings,
1,016	6.24%, 4/16/12, Term B1	1,012,529
1,277	6.74%, 4/16/12, Term C1	1,278,103

		7,415,632

Drugs & Medical Products—0.7%
	Warner Chilcott PLC,
1,143	6.770%, 1/18/12	1,143,975
2,989	6.770%, 1/18/12, Term B	2,990,649
2,475	6.770%, 1/18/12, Term C	2,476,288
3,153	7.011%, 1/18/12, Term B	3,154,730

		9,765,642

Electronics—0.4%
5,000	DRS Technologies Bridge, 11/22/06 (f)(g)	5,003,145

Energy—3.8%
	Covanta Energy Corp.,
752	3.85%, 6/24/12	762,716
354	3.89%, 6/24/12	358,870
892	6.46%, 6/30/12, Term B	904,897
1,500	9.141%, 5/12/13, Term DHC	1,511,250
1,500	9.691%, 5/12/13, Term DHC	1,511,250
	Foundation Coal Holdings, Inc.,
3,059	5.66%, 7/30/11, Term B	3,113,447
1,903	6.16%, 7/30/11, Term B	1,937,256
	Headwaters, Inc.,
11,559	6.43%, 4/30/11, Term B	11,670,159
178	8.25%, 4/30/11, Term B	179,269
	NRG Energy, Inc.,
4,156	3.92%, 12/24/11	4,183,091
5,304	5.255%, 12/24/11, Term B	5,337,923
	Reliant Energy, Inc.,
32	6.23%, 5/26/12, Term B	32,586

PIMCO Floating Rate Strategy Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount
(000)		Value*

Energy—(continued)
$12,968	6.31%, 4/30/10, Term B	$13,001,942
	Targa Resources, Inc.,
581	4.083%, 10/5/11	584,492
24	6.47%, 10/5/12, Term B	24,354
750	6.59%, 10/5/12, Term B	754,969
1,645	6.656%, 10/5/12, Term B	1,656,060
3,000	6.83%, 10/5/07	3,019,875

		50,544,406

Entertainment—1.6%
13,000	MGM Studios, 6.270%, 4/8/12, Term B	13,096,759
	Warner Music Group, Inc.,
1,555	5.52%, 2/28/11, Term B	1,572,713
2,421	5.52%, 2/28/11, Term B (e)	2,449,261
1,146	6.19%, 2/27/11, Term B	1,159,886
241	6.371%, 2/27/11, Term B	244,084
1,158	6.394%, 2/27/11, Term B	1,171,603
1,158	6.406%, 2/27/11, Term B	1,171,603
244	6.59%, 2/27/11, Term B	246,549

		21,112,458

Financial Services—0.4%
5,901	Global Cash Access LLC, 6.47%, 3/10/10, Term B	5,989,251

Financing—0.5%
	Satbirds Finance SARL,
1,500	4.586%, 4/4/12, Term A	1,756,759
3,500	5.086%, 4/4/13, Term B	4,130,078
1,000	6.576%, 10/4/13 (g)	1,142,230

		7,029,067

Food—0.4%
	Michael Foods, Inc.,
3,866	6.166%, 11/21/10, Term B	3,918,924
1,369	6.166%, 11/30/10, Term B	1,391,162

		5,310,086

Food & Beverage—0.1%
1,622	Commonwealth Brands, Inc., 7.25%, 8/28/07, Term B	1,622,443

Funeral Services—0.4%
	Alderwoods Group, Inc.,
543	5.84%, 9/17/08, Term B	550,371
1,290	6.058%, 9/17/08, Term B	1,306,736
1,687	6.117%, 9/17/09, Term B	1,708,814
2,227	6.14%, 9/17/08, Term B	2,255,323

		5,821,244

Healthcare & Hospitals—4.1%
	Community Health Systems, Inc.,
7	5.97%, 8/19/11, Term B	7,534
2,938	6.16%, 8/19/11, Term B	2,976,119
	DaVita, Inc.,
8,310	6.35%, 5/16/12	8,437,863
2,585	6.35%, 5/16/12, Term B	2,625,113
1,477	6.35%, 10/5/12, Term B	1,500,065
997	6.40%, 5/16/12	1,012,544
1,477	6.54%, 5/16/12	1,500,064

PIMCO Floating Rate Strategy Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount
(000)		Value*

Healthcare & Hospitals—(continued)
$1,810	6.54%, 5/16/12, Term B	$1,837,579
886	6.62%, 5/16/12	900,039
554	6.64%, 5/16/12, Term B	562,524
9,500	HEALTHSOUTH Corp., 9.14%, 6/9/10	9,555,413
	PacifiCare Health Systems, Inc.,
4,288	5.125%, 12/17/08	4,303,424
912	5.188%, 12/17/08	915,673
2,839	5.875%, 12/17/08	2,848,628
	Psychiatric Solutions, Inc.,
2,731	6.041%, 7/7/12, Term B	2,771,163
2,731	6.26%, 7/7/12, Term B	2,771,163
	Renal Advantage, Inc.,
6,000	6.61%, 10/6/12, Term B	6,069,378
4,000	6.61%, 10/6/12, Term B (e)	4,046,252

		54,640,538

Hotels/Gaming—4.3%
	Aladdin Gaming, Inc.,
4,572	5.305%, 8/31/10, Term A	4,577,137
98	8.055%, 8/31/10, Term B	98,221
3,000	Ameristar Casinos, Inc., 5.868%, 10/6/12, Term B	3,023,751
316	CCM Merger, Inc., 6.084%, 7/21/12, Term B	318,353
	Choctaw Resort Development Enterprise, Inc.,
9,112	5.91%, 11/4/11, Term B	9,219,941
132	6.45%, 11/4/11, Term B	133,744
93	Host Marriott L.P., 6.40%, 9/10/08 (g)	93,200
	MotorCity Casino,
6,941	5.961%, 7/21/12, Term B	6,997,993
1,732	6.39%, 7/21/12, Term B	1,746,562
	Penn National Gaming, Inc.,
3,491	6.22%, 5/26/12, Term B	3,540,274
180	6.23%, 5/26/12, Term B	182,545
1,165	6.29%, 5/26/12, Term B	1,181,013
1,165	6.51%, 5/26/12, Term B	1,181,013
11,357	Resorts International, Inc., 6.53%, 3/22/12, Term B	11,433,330
3,393	Venetian Casino, 5.770%, 2/22/12, Term B	3,424,973
10,000	Wynn Resorts Ltd., 6.355%, 12/14/11, Term B	10,122,920

		57,274,970

Machinery—1.1%
5,616	Agco Corp., 5.770%, 1/31/06, Term B	5,679,117
	Mueller Industries, Inc.,
571	6.11%, 9/28/12, Term B	579,253
571	6.304%, 9/28/12	579,592
1,429	6.466%, 9/28/12	1,448,980
1,429	6.656%, 9/28/12, Term B	1,448,980
	Rexnord Corp.,
84	5.85%, 12/31/11, Term B	85,416
1,855	6.07%, 12/31/11, Term B	1,879,159
2,300	6.21%, 12/31/11, Term B	2,329,537

		14,030,034

Manufacturing—0.9%
4,489	Berry Plastics Corp., 6.105%, 6/30/10	4,545,793
	Xerium Technologies, Inc.,
3,491	6.02%, 5/18/12, Term B	3,521,798
4,474	6.02%, 5/18/12, Term B (e)	4,512,895

		12,580,486

PIMCO Floating Rate Strategy Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount
(000)		Value*

Measuring Instruments—0.3%
	Dresser, Inc.,
$1,356	6.078%, 10/29/11, Term B	$1,380,085
1,821	6.134%, 10/29/11, Term B	1,853,712
542	6.21%, 10/29/11, Term B	552,034
678	6.22%, 10/29/11, Term B	690,043

		4,475,874

Metals & Mining—0.6%
	Novelis, Inc.,
5,169	6.011%, 1/7/12, Term B	5,228,023
2,976	6.011%, 1/7/12, Term B2	3,010,073

		8,238,096

Multi-Media—4.8%
1,250	Atlantic Broadband, Inc., 6.52%, 8/4/12, Term B	1,270,313
	Charter Communications Holdings LLC,
39	7.42%, 4/27/11, Term B	39,056
15,342	7.50%, 4/27/11, Term B	15,387,923
4,900	Ekabel Hessen GMBH, 4.711%, 6/7/12	5,745,085
6,874	Insight Midwest Holdings LLC, 6.063%, 12/31/09, Term B (g)	6,911,669
	Primedia,
7,500	6.34%, 9/30/13	7,415,625
2,000	6.34%, 9/30/13 (e)	1,977,500
4,194	Source Media, Inc., 6.270%, 11/8/11, Term B	4,254,408
	Telecordia Technologies, Inc.,
28	6.84%, 9/9/12, Term B	27,315
10,922	6.906%, 9/9/12, Term B	10,843,975
	Young Broadcasting, Inc.,
64	5.75%, 5/2/12, Term B	64,315
7	5.75%, 5/2/12, Term B (e)	7,580
6,036	6.375%, 11/3/12, Term B	6,085,519
1,000	6.375%, 11/3/12, Term B (e)	1,008,125
2,127	6.563%, 5/2/12, Term B	2,143,838
251	6.563%, 5/2/12, Term B (e)	252,663

		63,434,909

Oil & Gas—2.8%
	El Paso Corp.,
11,500	3.50%, 11/23/09, Term LC	11,559,892
21,500	6.813%, 11/23/09, Term B	21,642,139
3,691	Kinetic Concepts, Inc., 5.78%, 8/11/10, Term B	3,729,952

		36,931,983

Paper/Paper Products—0.2%
	Appleton Papers, Inc.,
922	6.33%, 6/9/10	931,718
5	6.55%, 6/9/10, Term B	4,771
938	6.83%, 6/11/10, Term B	948,104
	Boise Cascade Holdings LLC,
789	5.781%, 10/28/11, Term D	799,830
123	6.00%, 10/28/11, Term D	124,774

		2,809,197

Printing/Publishing—1.4%
	RH Donnelly Corp.,
1,289	5.30%, 6/30/11, Term D	1,296,701
1,719	5.52%, 6/30/11, Term D	1,728,935
2,149	5.62%, 6/30/11, Term D	2,161,169

PIMCO Floating Rate Strategy Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount
(000)		Value*

Printing/Publishing—(continued)
$1,289	5.64%, 6/30/11, Term D	$1,296,701
430	5.67%, 6/30/11, Term D	432,234
1,719	5.71%, 6/30/11, Term D	1,728,935
430	5.75%, 6/30/11, Term D	432,234
2,866	5.78%, 6/30/11, Term D	2,882,383
430	5.81%, 6/30/11, Term D	432,234
€ 4,883	Seat Pagine Gialle SpA, 4.492%, 5/25/13, Term 1.3	5,815,259

		18,206,785

Real Estate—1.2%
$1,875	Gables Residential Trust, 5.84%, 7/28/06	1,884,110
	General Growth Properties, Inc.,
8,630	5.87%, 11/12/07, Term A	8,657,469
5,962	6.22%, 11/12/08, Term B	6,004,766

		16,546,345

Recreation—2.3%
	Amadeus Global Travel,
€ 2,450	4.898%, 4/8/13, Term B	2,901,259
€ 2,450	5.398%, 4/8/14, Term C	2,912,596
	Loews Cineplex Entertainment Corp.,
$4,880	6.34%, 7/8/11, Term 2	4,910,979
5,488	6.35%, 7/22/11	5,523,590
	Six Flags Theme Parks, Inc.,
10	6.23%, 5/26/12, Term B	10,163
2,452	6.84%, 6/30/09, Term B	2,482,596
1,503	7.05%, 6/30/09, Term B	1,521,676
	Worldspan L.P.,
473	6.50%, 2/11/10, Term B	466,292
1,029	6.813%, 2/11/10, Term B	1,014,335
525	6.85%, 2/11/10, Term B	518,102
525	6.89%, 2/11/10, Term B	518,102
394	6.938%, 2/11/10, Term B	388,576
578	7.00%, 2/11/10, Term B	569,912
5,463	7.125%, 2/11/10, Term B	5,388,259
1,051	7.188%, 2/11/10, Term B	1,036,204

		30,162,641

Retail—2.4%
	Arby's Restaurant Group, Inc.,
2,824	6.27%, 7/25/12, Term B	2,842,229
2,899	6.493%, 7/25/12, Term B	2,917,835
5,748	6.656%, 7/25/12, Term B	5,785,267
8,140	Dominos, Inc., 5.813%, 6/25/10, Term B	8,247,083
8,731	Jean Coutu Group, Inc., 6.50%, 7/30/11, UNIT	8,797,376
3,300	Neiman Marcus Group, Inc., 6.475%, 3/13/13	3,318,751

		31,908,541

Semi-Conductors—0.4%
4,962	On Semiconductor Corp., 7.063%, 12/3/11, Term G	4,995,069

Telecommunications—6.6%
	Alliance Atlantis Communications, Inc.,
82	4.84%, 10/19/11, Term B	82,139
2,231	5.92%, 10/19/11, Term B	2,243,164

PIMCO Floating Rate Strategy Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount
(000)		Value*

Telecommunications—(continued)
	Centennial Cellular Communications Corp.,
$3,758	6.27%, 1/20/11, Term B	$3,779,228
1,128	6.45%, 1/20/11, Term B	1,133,769
3,383	6.45%, 2/9/11, Term B	3,401,305
218	6.656%, 1/20/11, Term B	219,195
376	6.83%, 1/20/11, Term B	377,923
	Consolidated Communications, Inc.,
3,585	6.27%, 10/14/11, Term B	3,620,873
1,434	6.538%, 9/18/11, Term B	1,448,349
1,753	6.618%, 9/18/11, Term B	1,770,204
	Debitel AG,
€ 2,000	4.896%, 6/30/12, Term B	2,374,953
€ 2,000	5.396%, 6/30/14, Term C	2,385,901
$2,000	Hawaiian Telcom Communications, Inc., 6.28%, 10/31/12, Term B	2,022,750
3,250	Intersat Bridge, 4/24/06 (f)(g)	3,253,077
	Mediacom Broadband LLC,
3,200	5.87%, 2/28/14, Term B	3,246,499
680	6.03%, 2/28/14, Term B	689,881
2,080	6.23%, 2/28/14, Term B	2,110,713
2,000	6.39%, 2/28/14, Term C	2,029,532
	Mediacomm Communications Corp.,
533	5.12%, 3/31/10, Term A	533,571
143	5.28%, 3/31/10, Term A	140,019
467	5.35%, 3/31/10, Term A	466,874
667	5.54%, 3/31/10, Term A	666,727
	New Skies Satellites NV,
869	6.188%, 5/4/11, Term B	879,836
6,204	6.438%, 5/4/11, Term B	6,284,141
	PanAmSat Corp.,
3,023	5.781%, 8/20/09, Term A1	3,054,815
1,580	5.92%, 8/20/09, Term A2	1,597,272
	Qwest Corp.,
6,500	6.95%, 6/30/10, Term B	6,552,813
7,400	9.02%, 6/30/07, Term A	7,600,414
	Telewest Global Finance LLC,
2,550	6.151%, 11/2/12, Term B2	2,551,030
1,950	6.901%, 11/2/12, Term C2	1,955,288
15,000	UPC Distribution Holding B.V., 6.554%, 9/30/12, Term H	15,139,290
	Valor Telecommunications Enterprises LLC,
1,502	5.77%, 2/14/12, Term B	1,519,613
2,129	5.811%, 2/14/12, Term B	2,154,151
190	5.97%, 2/14/12, Term B	191,919

		87,477,228

Utilities—3.8%
	AES Corp.,
3,720	5.07%, 4/30/08, Term B	3,768,536
3,720	5.69%, 8/10/11, Term B	3,768,536
	Allegheny Energy Supply Co., LLC,
913	5.636%, 3/8/11	917,321
1,730	5.76%, 3/8/11, Term C	1,751,227
6,881	5.808%, 3/8/11, Term C	6,964,032
507	5.918%, 3/8/11	509,623

PIMCO Floating Rate Strategy Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

Utilities—(continued)
	Midwest Generation LLC,
$95	5.47%, 4/27/11		$95,942
467	5.809%, 4/27/11, Term B		472,297
86	5.809%, 4/27/11, Term B1		87,343
604	5.814%, 4/27/11, Term B		611,496
5,095	6.05%, 4/27/11, Term B		5,154,708
5,985	6.409%, 12/31/11, Term B		6,068,042
	Reliant Energy, Inc.,
18,923	6.088%, 4/30/10		18,952,654
1,423	6.566%, 4/30/10		1,425,397

			50,547,154

Waste Disposal—1.3%
	Allied Waste North America, Inc.,
4,545	4.87%, 1/15/12		4,571,427
5,968	6.09%, 1/15/12		6,004,090
2,296	6.20%, 1/15/12		2,309,265
1,836	6.21%, 1/15/12		1,847,412
1,928	6.39%, 1/15/12		1,939,490

			16,671,684

Wholesale—0.7%
	Roundy's, Inc.,
8,667	7.09%, 11/1/11, Term B		8,639,583
1,333	7.24%, 11/1/11, Term B		1,329,167

			9,968,750

Wire & Cable Products—0.9%
	Pirelli Cable,
€ 2,500	4.612%, 6/23/13, Term B		2,962,252
€ 2,500	5.124%, 6/23/14, Term C		2,998,956
€ 5,000	UPC Broadband Holding BV, 4.600%, 4/1/10, Term G		5,864,359

			11,825,567

	Total Senior Loans (cost—$961,976,925)		961,423,136

CORPORATE BONDS & NOTES—14.8%
Airlines—0.4%
	JetBlue Airways Corp., FRN
$3,650	7.44%, 5/15/10, Ser. 04-2	Ba1/BB	3,628,542
1,926	8.12%, 9/15/09, Ser. 04-1	Ba1/BB	1,945,370

			5,573,912

Computer Services—0.5%
	SunGard Data Systems, Inc., (d)
4,000	8.525%, 8/15/13, FRN	B3/B-	4,165,000
2,000	9.125%, 8/15/13	B3/B-	2,065,000

			6,230,000

Financial Services—0.4%
3,500	Chukchansi Economic Development Authority, 8.06%, 11/15/12, FRN (d)	B2/BB-	3,552,500
2,000	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	1,985,000

			5,537,500

Financing—1.7%
5,750	Borden US Finance Corp., 8.90%, 7/15/10, FRN (d)	B3/B-	5,800,313
	Ford Motor Credit Co., FRN
2,000	4.87%, 3/21/07	Baa3/BB+	1,914,372
10,000	5.72%, 1/15/10	Baa3/BB+	8,912,490

PIMCO Floating Rate Strategy Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

Financing—(continued)
$5,000	General Motors Acceptance Corp., 6.606%, 12/1/14, FRN	Ba1/BB	$4,488,955
1,479	Simsbury CLO Ltd., 4.69%, 9/24/11, FRN (d)(g)	Aaa/AAA	1,467,961

			22,584,091

Multi-Media—2.5%
€ 4,000	Cablecom Luxembourg, 4.935%, 4/15/12, FRN (d)(g)	B2/B	4,695,298
$7,000	Cablevision Systems Corp., 8.716%, 4/1/09, Ser. B, FRN	B3 /B+	7,175,000
	CCO Holdings LLC,
6,000	7.995%, 12/15/10, FRN	B3/CCC-	5,880,000
2,000	8.75%, 11/15/13	B3/CCC-	1,930,000
8,000	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa1/CCC-	8,000,000
5,500	Emmis Communications Corp., 9.745%, 6/15/12, FRN	B3/B-	5,534,375

			33,214,673

Oil & Gas—0.9%
9,500	El Paso Corp., 7.375%, 12/15/12	Caa1/B-	9,452,500
2,500	OAO Gazprom, 9.125%, 4/25/07	NR/BB	2,624,750

			12,077,250

Paper/Paper Products—1.0%
	Abitibi-Consolidated, Inc.,
8,000	7.37%, 6/15/11, FRN	Ba3 /B+	7,720,000
2,000	7.875%, 8/1/09	Ba3/B+	2,015,000
4,000	Bowater Canada Finance, 6.87%, 3/15/10, FRN	Ba3/B+	3,940,000

			13,675,000

Semi-Conductors—0.2%
2,100	MagnaChip Semiconductor Finance Co., 7.12%, 12/15/11, FRN	Ba3/B+	2,131,500

Special Purpose Entity—0.3%
99	Dow Jones CDX US High Yield, 8.75%, 12/29/10, Ser. 5-T1 (d)(h)	B3 /NA	99,124
4,500	Universal City Florida Holding Co., 9.00%, 5/1/10, FRN	B3/B-	4,578,750

			4,677,874

Telecommunications—6.5%
2,956	Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (d)	Caa2/NR	2,977,951
2,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B3/B-	1,970,000
5,000	Dobson Cellular Systems, Inc., 9.00%, 11/1/11, FRN	B1/B-	5,212,500
8,499	Echostar DBS Corp., 7.304%, 10/1/08, FRN	Ba3/BB-	8,722,099
5,000	Hawaiian Telcom Communications, Inc., 9.948%, 5/1/13, FRN (d)	B3/B-	4,675,000
5,425	Intelsat Bermuda Ltd., 8.695%, 1/15/12, FRN (d)	B2 /B+	5,533,500
2,000	New Skies Satellites NV, 9.573%, 11/1/11, FRN	B3/B-	2,065,000
5,000	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B3/B	5,162,500
25,650	Qwest Communications International, Inc., 7.84%, 2/15/09, FRN	B2/B	26,130,938
6,000	Qwest Corp., 7.12%, 6/15/13, FRN (d)	Ba3/BB	6,495,000
7,750	Rogers Wireless Communications, Inc., 6.995%, 12/15/10, FRN	Ba3/BB	8,040,625
3,500	Rural Cellular Corp., 8.37%, 3/15/10, FRN	B2/B-	3,613,750
5,820	Time Warner Telecom Holdings, Inc., 8.34%, 2/15/11, FRN	B2/CCC+	5,980,050

			86,578,913

Utilities—0.4%
5,000	NorthWestern Corp., 7.30%, 12/1/06 (d)	Ba1/BB+	5,097,850

	Total Corporate Bonds & Notes (cost—$198,621,425)		197,378,563

PIMCO Floating Rate Strategy Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

MORTGAGE-BACKED SECURITIES—2.7%
	Countrywide Home Loan Mortgage Pass Through Trust, CMO, FRN
$3,848	4.481%, 4/25/35	Aaa/AAA	$3,851,181
5,301	4.521%, 2/25/35	Aaa/AAA	5,305,736
5,650	4.531%, 2/25/35	Aaa/AAA	5,646,243
2,785	Master Adjustable Rate Mortgage Trust, 3.787%, 11/21/34, CMO, FRN	Aaa/AAA	2,775,367
	Washington Mutual, Inc., CMO, FRN
10,089	4.348%, 1/25/45	Aaa/AAA	10,095,858
8,623	4.514%, 1/25/45	Aaa/AAA	8,606,589

	Total Mortgage-Backed Securities (cost—$36,296,652)		36,280,974

SOVEREIGN DEBT OBLIGATIONS—2.1%
Brazil—2.1%
	Federal Republic of Brazil,
15,294	5.25%, 4/15/12, FRN	Ba3/BB-	15,084,797
10,000	11.00%, 8/17/40	Ba3/BB-	12,332,500

	Total Sovereign Debt Obligations (cost—$25,689,905)		27,417,297

ASSET-BACKED SECURITIES—1.4%
441	Accredited Mortgage Loan Trust, 4.341%, 1/25/35, FRN	Aaa/AAA	441,204
	Bear Stearns Asset Backed Securities, Inc., FRN
3,508	4.361%, 12/25/42	Aaa/AAA	3,509,712
6,977	4.641%, 12/25/33	Aaa/AAA	7,001,175
1,111	Chase Funding Loan Acquisition Trust, 4.521%, 1/25/33, FRN	Aaa/AAA	1,112,707
3,144	CIT Group Home Equity Loan Trust, 4.461%, 6/25/33, FRN	Aaa/AAA	3,150,936
662	Countrywide Asset-Backed Certificates, 4.341%, 10/25/23, FRN	Aaa/AAA	662,865
713	Long Beach Mortgage Loan Trust, 4.511%, 7/25/33, FRN	Aaa/AAA	713,596
2,388	Salomon Brothers Mortgage Securities VII, 4.491%, 3/25/32, FRN	NR/AAA	2,394,696

	Total Asset-Backed Securities (cost—$18,953,253)		18,986,891

PREFERRED STOCK—0.1%
Government—0.1%
Shares
14,000	Fannie Mae, 7.00%, Ser. O (d) (cost—$700,000)	Aa3/AA-	776,563

Principal
Amount
(000)
SHORT-TERM INVESTMENTS — 6.9%
Commercial Paper—4.5%
Banking—4.4%
	Danske Corp.,
$ 14,900	4.035%, 2/7/06	NR/NR	14,778,416
2,400	4.15%, 2/27/06	NR/NR	2,374,488
4,100	Skandinaviska Enskilda Banken, 4.17%, 2/3/06	NR/NR	4,068,553
	Westpac Banking Corp.,
12,800	4.31%, 2/28/06	NR/NR	12,662,400
25,300	4.315%, 3/1/06	NR/NR	25,024,989

			58,908,846

PIMCO Floating Rate Strategy Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

Financial Services—0.1%
	UBS Finance, Inc.,
$100	3.96%, 1/27/06	NR/NR	$99,373
1,400	4.02%, 12/1/05	P-1/A1+	1,400,000

			1,499,373

	Total Commercial Paper (cost—$60,421,758)		60,408,219

U.S. Treasury Bills (i)—1.5%
20,215	3.29%-3.89%,12/15/05-3/2/06 (cost—$20,171,873)		20,169,579

Corporate Notes—0.5%
Financing—0.5%
	General Motors Acceptance Corp.,
3,000	5.243%, 5/18/06, FRN	Ba1/BB	2,935,983
4,000	6.125%, 9/15/06	Ba1/BB	3,859,520

	Total Corporate Notes (cost—$6,957,461)		6,795,503

Repurchase Agreement—0.4%
5,004	State Street Bank & Trust Co.,
	dated 11/30/2005, 3.65%, due 12/1/2005,
	proceeds $5,004,507: collateralized by
	Freddie Mac, 2.75%, 2/9/07, valued at
	$5,106,555 with accrued interest (cost—$5,004,000)		5,004,000

	Total Short-Term Investments (cost—$92,555,092)		92,377,301

OPTIONS PURCHASED (j)—0.0%
Contracts
	Call Options—0.0%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,567	strike price $115, expires 2/24/06		29,577
837	strike price $119, expires 2/24/06		13,078

			42,655

	Put Options—0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
1,063	strike price $92.75, expires 12/18/06		16,742
1,472	strike price $93, expires 12/18/06		23,184
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,100	strike price $99, expires 2/24/06		17,188
1,039	strike price $100, expires 2/24/06		16,234
441	strike price $102, expires 12/23/05		6,891

			80,239

	Total Options Purchased (cost—$134,000)		122,894

	Total Investments before options written (cost—$1,334,927,252)-100.1%		1,334,763,619

OPTIONS WRITTEN (j)—(0.1)%
	Call Options—(0.1)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
910	strike price $110, expires 12/23/05		(85,313)
929	strike price $110, expires 2/24/06		(406,437)
565	strike price $113, expires 12/23/05		(8,828)

			(500,578)

PIMCO Floating Rate Strategy Schedule of Investments
November 30, 2005 (unaudited)

Contracts		Value*

	Put Options—(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,770	strike price $106, expires 12/23/05	$(55,313)
565	strike price $107, expires 12/23/05	(61,797)
245	strike price $107, expires 2/24/06	(118,672)

		(235,782)

	Total Options Written (premiums received—$1,435,815)	(736,360)

	Total Investments net of options written (cost—$1,333,491,437)-100.0%	$1,334,027,259

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued by an independent pricing service, dealer quotations or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund's investments in Senior Loans for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans for which a secondary market does not exist are valued at fair-value by Pacific Investment Management Company LLC, the Fund's Sub-Adviser. Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined weekly on the last business day of each week at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)	Private Placement. Restricted as to resale and may not have a readily available market.

(b)	Illiquid security.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the "LIBOR" or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after November 30, 2005.

(f)	Unsettled security, coupon rate undetermined at November 30, 2005.

(g)	Fair-valued security.

(h)	Credit-linked trust certificate.

(i)	All or partial amount segregated as collateral for futures contracts, when-issued or delayed-delivery securities.

(j)	Non-income producing.

Glossary:
€ - Euros
CMO - Collateralized Mortgage Obligation
FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on November 30, 2005.
LIBOR - London Inter-Bank Offered Rate
NR - Not Rated
UNIT - More than one class of securities traded together.

Other Investments:

(1) Options written for the three months ended November 30, 2005:

	Contracts
	(000)	Premiums

Options outstanding, August 31, 2005	9,204,560	$1,412,922
Options written	6,681	1,682,597
Options terminated in closing purchase transactions	(9,206,257)	(1,659,704)

Options outstanding, November 30, 2005	4,984	$1,435,815

(2) Credit default swap contracts outstanding at November 30, 2005:

	Notional Amount		Fixed Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received (Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)

Bank of America
Bombardier	$ 3,000	12/20/05	2.00%	$12,899
Bombardier	3,500	6/20/10	3.80%	(33,544)
CMS Energy	5,000	12/20/09	2.15%	69,884
Royal Caribbean	5,000	12/20/09	1.12%	85,421
Williams Co.	5,000	9/20/09	1.65%	73,864
Bear Stearns
Allied Waste	1,500	12/20/07	1.85%	(4,070)
Arvin Meritor	1,500	12/20/07	1.14%	(81,311)
Dura Operating	4,500	12/20/09	4.15%	(633,215)
Dynergy	1,500	12/20/09	2.35%	(31,342)
GMAC	5,000	3/20/06	2.10%	(48,333)
MGM Mirage	5,000	12/20/09	1.54%	(20,507)
Smurfit-Stone Containers	1,500	12/20/09	1.76%	(122,189)
Smurfit-Stone Containers	5,000	12/20/09	1.87%	(387,882)
Citibank
Host Marriot	5,000	12/20/09	1.70%	71,315
Reliant Energy	5,000	12/20/09	3.20%	(152,813)
Credit Suisse First Boston
Equistar	5,000	12/20/09	2.25%	40,464
Goodyear	2,000	3/20/15	(3.85)%	49,419
Intelsat Bermuda	7,000	3/20/10	3.21%	(811,788)
Samis	7,000	12/20/09	2.15%	39,719
Samis	2,800	9/20/08	2.45%	41,531
Vintage Petroleum	5,000	12/20/09	1.95%	241,048
Goldman Sachs
Dow Jones CDX	198	6/20/10	3.60%	8,639
HSBC Bank
Ford Motor Credit	2,000	6/20/06	3.25%	(516)
GMAC	4,000	6/20/06	4.25%	28,659
JP Morgan
Dow Jones CDX	58	6/20/10	3.60%	2,458
Dow Jones CDX	18,650	12/20/10	3.95%	501,997
Goodyear Tire and Rubber	2,000	3/20/07	(1.55)%	3,015
Goodyear Tire and Rubber	4,000	3/20/10	3.40%	(29,258)
NRG Energy	5,000	12/20/09	2.20%	22,014
Lehman Securities
Boyd	5,000	12/20/09	1.65%	153,404
Ford Motor Credit	3,000	6/20/06	2.90%	(8,569)
GMAC	8,000	12/20/05	0.92%	(49,054)
GMAC	3,000	3/20/06	2.10%	(21,317)
Hayes Lemmerz	5,000	12/20/09	2.50%	(91,959)
HCA	5,000	12/20/09	1.55%	100,799
Panamsat	3,000	12/20/09	3.00%	(15,991)
Six Flags	4,000	3/20/10	2.70%	126,785
Starwood	5,000	12/20/09	1.15%	103,351
Station Casinos	5,000	12/20/09	1.45%	25,898
Smurfit-Stone Containers	3,000	12/20/09	1.85%	(234,845)
TRW	5,000	12/20/09	2.05%	(95,865)

	Notional Amount		Fixed Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received (Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)

Merrill Lynch
AES	$3,000	12/20/09	2.60%	$51,124
Arvin Meritor	4,500	12/20/09	2.25%	(425,511)
Bombardier	5,000	3/20/06	3.25%	56,923
Chesapeake Energy	5,000	12/20/09	1.30%	35,578
CMS Energy	1,500	12/20/09	1.85%	4,164
Delhaize America	5,000	12/20/09	1.07%	36,357
Toys R Us	5,000	12/20/09	3.20%	(458,788)
Toys R Us	3,500	12/20/06	(1.45)%	49,731
Toys R Us	3,500	12/20/14	(3.34)%	621,290
Toys R Us	7,000	12/20/09	2.91%	(709,738)
Vintage Petroleum	3,000	12/20/09	1.50%	136,276
Morgan Stanley
Dow Jones CDX	49	6/20/10	3.60%	2,138
UBS Securities
Dow Jones CDX	100	6/20/10	3.60%	4,238
GMAC	6,000	9/20/06	5.05%	15,499
Wachovia Securities
Dow Jones CDX	63	6/20/10	3.60%	2,649
Ford Motor Credit	5,000	12/20/09	2.14%	(939,982)
GMAC	5,000	12/20/09	2.26%	(1,237,400)

				$(3,827,237)

(3) Interest rate swap agreements outstanding at November 30, 2005:

			Rate Type
					Unrealized
Swap	Notional Amount	Termination	Payments made	Payments received	Appreciation
Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)

Bank of America	$255,000	1/7/25	3 Month LIBOR	5.13%	$252,342
Bank of America	255,000	6/15/25	5.25%	3 Month LIBOR	10,713,035
Goldman Sachs	630,000	6/15/25	5.00%	3 Month LIBOR	24,344,586
Goldman Sachs	630,000	7/22/25	3 Month LIBOR	4.83%	(23,674,308)

					$11,635,655

LIBOR - London Inter-Bank Offered Rate

(4) Forward foreign currency contracts outstanding at November 30, 2005:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	November 30, 2005	(Depreciation)

Purchased:
€ 23,312,000, settling 12/7/05	$ 27,292,291	$27,494,104	$ 201,813
€ 9,272,000, settling 12/7/05	10,908,017	10,935,370	27,353
1,693,307,000 Japanese Yen, settling 12/1/05	14,893,587	14,153,371	(740,216)
Sales:
€ 50,800,000, settling 12/7/05	61,105,948	59,913,370	1,192,578
€ 15,464,000, settling 12/7/05	18,223,133	18,238,196	(15,063)
€ 4,935,000, settling 12/7/05	5,798,334	5,820,325	(21,991)
€ 12,939,000, settling 12/7/05	15,150,404	15,260,218	(109,814)
€ 9,065,000, settling 12/7/05	10,603,059	10,691,235	(88,176)
1,693,307,000 Japanese Yen, settling 12/1/05	14,438,193	14,153,370	284,823

			$731,307

(5) Futures contracts outstanding at November 30, 2005:

	Notional Amount	Expiration	Unrealized
Type	(000)	Date	Depreciation

Long: Eurodollar Futures	$6,338	12/18/2006	$(367,879)

(6) At November 30, 2005, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower.

Unfunded
Borrower	Commitments

Eastman Kodak	$4,995,315
Host Marriott L.P. Revolver A	2,521,401
Host Marriott L.P. Revolver B	1,622,917
Visteon Corp.	213,061
Warner Chilicott Co., Inc.	1,188,602
Warner Chilicott Co., Inc.	220,938
Warner Chilicott Co., Inc.	237,720
Warner Chilicott Co., Inc.	44,188

$11,044,142

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 25, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 25, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 25, 2006